SUPPLEMENT TO THE
                     GREAT AMERICAN RESERVE VARIABLE ANNUITY
                                    ACCOUNT G
                          PROSPECTUS DATED MAY 2, 1997



CALIFORNIA ONLY


The MVA Account is not available in California. The prospectus dated May 2, 1997, in which Great American Reserve Insurance Company offers Variable Annuity Account G and the MVA Account, is amended to delete any and all references to the MVA Account for contracts issued in California.

This Prospectus Supplement is dated November 21, 1997.

















Form # 05-8307